Regulatory Matters (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($)	May 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021 CAD ($)
AUC | REA Cost Recovery
Public Utilities, General Disclosures [Line Items]
Disallowed cost recovery, annual amount					$ 10
ITC Midwest | FERC | ITC Midwest Capital Structure Complaint
Public Utilities, General Disclosures [Line Items]
Equity component of capital structure (percent)				60.00%
Complaint, proposed reduction of equity component of capital structure				53.00%
TEP | General Rate Application
Public Utilities, General Disclosures [Line Items]
Equity component of capital structure (percent)			53.00%
Approved ROE			9.15%
TEP | Arizona Corporation Commission | PPFAC Mechanism
Public Utilities, General Disclosures [Line Items]
Approved rate, period		12 months
TEP | Administrative Law Judge | General Rate Application | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Requested increase in revenue	$ 102
Requested ROE	9.40%
Requested return on fair value increment	0.20%
Requested equity component of capital structure	54.32%
UNS Electric Inc. | Arizona Corporation Commission | PPFAC Mechanism
Public Utilities, General Disclosures [Line Items]
Approved rate, period		33 months
Central Hudson | New York Public Service Commission | General Rate Application | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Requested ROE	9.80%
Requested equity component of capital structure	50.00%